Income Tax - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S. federal statutory tax rate	21.00%	34.00%
State income taxes, net of federal benefit	(7.10%)	(67.20%)
U.S. vs. foreign tax rate differential	0.00%	(20.70%)
Impact of tax law change	0.00%	140.50%
Deferred tax adjustments	0.00%	(205.70%)
Deemed repatriation	0.00%	34.70%
Other	(9.50%)	(8.10%)
Change in valuation allowance	(7.40%)	178.40%
Effective tax rate	(3.00%)	85.90%